TRADE ACCOUNTS RECEIVABLE - Main customers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Sales | Pulp
TRADE ACCOUNTS RECEIVABLE
Concentration risk percentage	10.00%	10.27%